Financial Instruments and Derivatives - Interest Rate Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ 0.9	$ 5.1
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	1.00%	1.00%
Interest rate risk | Interest rate swaps | Forward interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 4.4	$ 1.1
Possible decrease in risk variable, impact on pre-tax earnings	$ (4.4)	$ (1.1)